Cover	Nov. 09, 2021
Document Information [Line Items]
Entity Address, Address Line Two	Suite #200
Entity Address, State or Province	FL
Entity Address, Address Line One	9725 NW 117th Avenue
Entity Tax Identification Number	98-1524224
Entity Address, Postal Zip Code	33178
Entity Emerging Growth Company	true
City Area Code	855
Local Phone Number	226-6633
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	Cano Health, Inc
Entity Address, City or Town	Miami
Entity File Number	001-39289
Document Type	8-K
Document Period End Date	Nov. 09, 2021
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Entity Central Index Key	0001800682
Amendment Flag	false
Entity Ex Transition Period	false
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	CANO/WS
Security Exchange Name	NYSE
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	CANO
Security Exchange Name	NYSE